SCOTT BENSON REAL ESTATE INC.	12 Months Ended
Dec. 31, 2021
Scott Benson Real Estate Inc [Member]
Disclosure of detailed information about business combination [line items]
SCOTT BENSON REAL ESTATE INC. [Text Block]

7. SCOTT BENSON REAL ESTATE INC.

On December 3, 2021, Real completed the acquisition of the common shares of Scott Benson Real Estate Inc in Ontario, Canada. The transaction was settled in immaterial cash for an aggregate purchase price of one US Dollar. The Company has determined the acquisition meets the definition of business combinations within the scope of IFRS 3, Business Combination and recorded an immaterial gain from bargain purchase. The Company has 12 months from the date of purchase to determine the purchase price allocation among the purchased assets and liabilities assumed and do not expect material adjustments to the bargain gain that was recognized.

Balance at December 31, 2021
Recognized amounts of assets acquired and liabilities assumed
Cash	1
Receivable Accounts	1,479
In Trust Cash	1,383
Accounts Payables and Accrued Liabilities	(1,462)
Held in Trust Funds	(1,383)
Other Payables	(18)
Net Assets Acquired	-
Consideration Paid	-
Gain from Bargain Purchase	-

Cash Flow
Consideration Paid	-
Cash Acquired	1
Cash From Investing Activities	1